Accounts payable trade and other accrued liabilities	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Accounts payable trade and other accrued liabilities
13)	Accounts payable trade and other accrued liabilities

	December 31,
	2 0 1 8	2 0 1 7

Trade accounts payable	$4,390,413	$3,984,898
Other accrued liabilities	2,057,557	842,045
	$6,447,970	$4,826,943

The average credit period on purchases of certain goods or services is 30 to 60 days, from the date of the receipt of the good or service. The Company has financial risk management policies in place to ensure that all payables are paid within the pre-agreed credit terms.